Accrued Expenses and Other Accounts Payable	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 11:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2017	2018

Employees and payroll accruals	$15,203	$16,242
Accrued expenses	6,234	6,219
Government authorities	4,738	1,426
Other	1,614	571

	$27,789	$24,458